Condensed Consolidated Statements of Financial Position (Unaudited) - GBP (£)	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	£ 520,553	£ 483,577
Right of use assets	1,287,235	1,385,524
Property, plant and equipment	1,945,450	2,298,655
Total non-current assets	3,753,238	4,167,756
Current assets
Trade and other receivables	1,695,291	881,953
Corporation tax receivable	2,127,199	1,407,199
Cash and cash equivalents	5,997,297	1,566,688
Total current assets	9,819,787	3,855,840
Total assets	13,573,025	8,023,596
Equity
Share capital	395,638	195,476
Share premium	16,027,724
Other reserves	16,710,757	16,710,757
Accumulated deficit	(32,115,218)	(33,465,282)
Total equity	1,018,901	(16,559,049)
Non-current liabilities
Deferred income	1,865,872	1,865,873
Lease liabilities and similar	1,964,509	2,136,875
Total non-current liabilities	3,830,381	4,002,748
Current liabilities
Deferred income	989,330	1,978,660
Trade and other payables	3,641,912	4,103,615
Convertible loan notes	1,047,109	6,806,210
Convertible loan - derivative		6,925,654
Warrants - derivative	2,645,544
Lease liabilities and similar	399,848	765,758
Total current liabilities	8,723,743	20,579,897
Total liabilities	12,554,124	24,582,645
Total equity and liabilities	£ 13,573,025	£ 8,023,596